Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Schedule of loans outstanding

	2023	2022

	(In thousands)
Aggregate balance – January 1	$20,041	$20,347
New loans	4,394	1,726
Repayments	(2,212)	(2,032)
Aggregate balance – December 31	$22,223	$20,041